PROSHARES TRUST

ProShares Short S&P Regional Banking

ProShares Ultra S&P Regional Banking

ProShares Ultra Oil & Gas Exploration & Production

ProShares UltraShort Oil & Gas Exploration & Production

ProShares Ultra MSCI Mexico Capped IMI

ProShares UltraShort MSCI Mexico Capped IMI

ProShares Ultra Junior Miners

ProShares UltraShort TIPS

ProShares UltraShort 3-7 Year Treasury

ProShares German Sovereign/Sub-Sovereign ETF

ProShares USD Covered Bond

ProShares Hedged FTSE Europe ETF

ProShares Hedged FTSE Japan ETF

Supplement dated September 7, 2017

to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2016, each as supplemented or amended

Effective September 7, 2017, the Funds have been liquidated, are no longer traded on an exchange and are no longer available for sale. All information pertaining to the Funds is hereby removed from each Prospectus and the Statement of Additional Information.

Please retain this Supplement for future reference.